SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (Remaining)	$ 24
2023	94	277
2024	63	277
2024		277
2025		277
2026		277
Thereafter		1,969
Intangible assets	$ 181	$ 3,354	$ 3,261